Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 50,451	$ 51,831
Short-term deposits	19,085	2,974
Total cash and cash equivalents	$ 69,536	$ 54,805	$ 73,797	$ 54,493